FIXED ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF FIXED ASSETS

As of December 31, 2021 and 2020, the Company has the following fixed assets:

	2021	2020
Non-residential property – 20 year-life	$345,497	$-
Equipment – 5 year-life	5,772	-
Furniture and fixtures – 5 year-life	16,307	-
Accumulated depreciation	(11,129)	-
	$356,447	$-

SCHEDULE OF GOODWILL	As of December 31, 2021 and 2020, the Company has recorded goodwill as follows:
	2021	2020
Tickeri	$3,353,392	$-
Monster Creative	3,177,954	-
	$6,531,346	$-